RELATED PARTY TRANSACTIONS AND BALANCES (Details)						12 Months Ended
	Oct. 27, 2015 USD ($)	Oct. 27, 2015 CNY (¥)	Oct. 26, 2015 USD ($)	May 04, 2015 CNY (¥)	Mar. 12, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Oct. 26, 2015 CNY (¥)
RELATED PARTY TRANSACTIONS AND BALANCES
Repayment of entrusted loan and interest to related parties							¥ 1,820,911,519
Due from related parties, current							787,603,986				$ 57,448,327	¥ 373,776,048
Due from related parties, non-current							599,913,241				33,560,296	218,353,359
Due to related parties, current							837,421,345				64,322,406	418,500,869
Other payables and accruals							2,849,821,247				$ 783,338,681	5,096,636,473
eLong
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties						¥ 573,127,860	261,139,916		¥ 7,191,870
Commissions to related parties						243,783,254	85,780,819		9,532,316
Due from related parties, current							132,381,883					152,825,748
Due to related parties, current							506,461,015					273,480,768
Hanting
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties						76,792,041	44,094,542		17,740,390
Homeinns and BTG
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties						62,528,564	66,921,837		34,556,539
Baidu
RELATED PARTY TRANSACTIONS AND BALANCES
Loan and interest to related parties	$ 100,000,000	¥ 650,000,000
Repayment of entrusted loan and interest from related parties							652,299,803
Commissions to related parties						80,474,320	96,056,853
Online marketing service from related parties						38,015,114	110,064,311		89,244,042
Repayment of entrusted loan and interest to related parties							1,837,384,234
Term of the loan	12 months	12 months
Interest rate on loan (as a percent)	1.00%	1.00%
Due from related parties, current							408,834,667					118,564,122
Due to related parties, current							293,579,066					58,287,646
Baidu | Qunar
RELATED PARTY TRANSACTIONS AND BALANCES
Loan and interest to related parties								$ 100,000,000	¥ 650,000,000
Term of the loan								1 year	1 year
Outstanding balance related to business cooperation agreement							409,000,000					119,000,000
Debt instrument term								3 years	3 years
Principal loan amount									¥ 1,100,000,000
Skysea
RELATED PARTY TRANSACTIONS AND BALANCES
Loan and interest to related parties						4,346,586	73,399,675		15,826,363	$ 80,000,000
Interest rate on loan (as a percent)										3.00%
Provision for the loan and receivable												536,000,000
Due from related parties, current							132,035,460
Due from related parties, non-current							599,913,241					195,615,163
Other payables and accruals												367,000,000
LY.com
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions to related parties						¥ 70,208,452	62,150,144		¥ 75,297,659
Due from related parties, current							96,308,665					57,808,027
Others
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current							18,043,311					44,578,151
Due from related parties, non-current												22,738,196
Due to related parties, current							¥ 37,381,264					¥ 86,732,455
Baidu Times | Qunar
RELATED PARTY TRANSACTIONS AND BALANCES
Interest rate on loan (as a percent)			4.14%
Loan granted by related parties			$ 99,000,000										¥ 640,000,000
Debt instrument term			12 months
Revolving credit facility agreement | Qunar
RELATED PARTY TRANSACTIONS AND BALANCES
Drawdowns during the period				¥ 627,000,000	¥ 507,000,000